Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Capitalized lease rights	$ 33.4	$ 35.2
Amortization expense	1.1	$ 1.2	$ 1.2
Estimated amortization expense for 2017	1.1
Estimated amortization expense for 2018	1.1
Estimated amortization expense for 2019	1.1
Estimated amortization expense for 2020	1.1
Estimated amortization expense for 2021	$ 1.1
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	36 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	38 years